Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

13. Income Taxes:

Ocean Rig UDW operates through its various subsidiaries in a number of countries throughout the world. Income taxes have been provided based upon the tax laws and rates in the countries in which operations are conducted and income is earned. The countries in which the Company operates have taxation regimes with varying nominal rates, deductions, credits and other tax attributes. Consequently, there is not an expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes.

The components of the Company's income/(losses) before taxes are as follows:

			Year Ended December 31,
		2012	2013	2014
Domestic loss (Marshall Islands)		$(2,536)	$(66,604)	$(161,913)
Foreign income/ (loss)		(85,843)	174,518	499,539
Total income/(loss) before taxes		$(88,379)	$107,914	$337,626

The components of the Company's tax expense were as follows:

		Year Ended December 31,
		2012	2013	2014
Current Tax expense Deferred Tax expense		$43957 -	$44951 -	$77823 -
Income taxes		$43,957	$44,591	$-

Effective tax rate		(49.7)%	41.3%	23.1%

The current tax expense is mainly related to withholding tax based on total contract revenue. In 2014, approximately 64% of the current tax expense related to withholding taxes in Angola. In 2013, approximately 72% of the current tax expense related to withholding taxes in Angola, Tanzania, Sierra Leone, Liberia and Gabon, while in 2012 approximately 81% of the current tax expense related to withholding taxes in Angola, Equatorial Guinea, Ivory Coast and Ghana. Taxes have not been reflected in other comprehensive income/(loss) since the valuation allowances would result in no recognition of deferred tax.

	Year Ended December 31,
		2012	2013	2014

Reconciliation of total tax expense:
Change in valuation allowance		$6,311	$-	$-
Differences in tax rates		(3,896)	89	-
Effect of permanent differences		120	-	-
Adjustments in respect to current income tax of previous years		184	683	-
Tax rate on interest		-	742	-
Effect of exchange rate differences		(1,599)	7	-
Income tax		42,837	43,070	70,441

Taxes on litigation matters subject to statutory rates including interest and penalties		-	-	7,382
Total		$43,957	$44,591	$77,823

Ocean Rig UDW has for 2011 elected to use the statutory tax rate for each year based upon the location where the largest parts of its operations were domiciled. During 2012 ,2013 and 2014 most of its activities were in the Republic of the Marshall Islands with tax rate of zero. Ocean Rig UDW is subject to changes in tax laws, treaties, regulations and interpretations in and between the countries in which its subsidiaries operate. A material change in these tax laws, treaties, regulations and interpretations could result in a higher or lower effective tax rate on worldwide earnings. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company's assets and liabilities at the applicable tax rates in effect. The Company has not recognised any deferred tax liability, while the significant components of deferred tax assets are as follow:

	Year ended December 31,
		2013	2014
Deferred tax assets
Net operations loss carry forward		$1,723	$-
Accelerated depreciation of assets		65	101
Pension		608	1,184
Total deferred tax assets		$2,396	$1,285
Less: valuation allowance Total deferred tax assets, net		(2396) -	(1285) -

A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company provides a valuation allowance to offset deferred tax assets for net operating losses ("NOL") incurred during the year in certain jurisdictions and for other deferred tax assets where, in the Company's opinion, it is more likely than not that the financial statement benefit of these losses will not be realized. The Company provides a valuation allowance for foreign tax loss carry forward to reflect the possible expiration of these benefits prior to their utilization. As of December 31, 2014, the valuation allowance for deferred tax assets is decreased from $2,396 in 2013 to $1,285 in 2014 reflecting a decrease in net deferred tax assets during the year.

We are under tax audits in several jurisdictions for the years 2008-2012 and have not received any assessments or proposed assessment that we would expect to result in a material assessment of taxes.

The company repatriates earnings from subsidiaries that are not subject to taxes and it has the intention to indefinitely reinvest the undistributed earnings of its subsidiaries that are subject to tax, thus no deferred tax liability would be recognized.